Quarterly Holdings Report
for
Fidelity® Small Cap Growth Fund
October 31, 2024
SCP-NPRT1-1224
1.823237.120
Common Stocks - 98.0%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.2%
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.2%
OneSpaWorld Holdings Ltd	926,817	16,228,566
BELGIUM - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Nyxoah SA (United States) (b)	667,557	6,341,791
CANADA - 1.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (b)	824,347	26,541,801
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (b)	480,344	19,746,942
Health Care Providers & Services - 0.0%
dentalcorp Holdings Ltd Subordinate Voting Shares (b)	86,200	581,331
TOTAL HEALTH CARE		20,328,273

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc Subordinate Voting Shares (United States) (b)	226,000	15,458,400
Kraken Robotics Inc (b)	5,298,900	7,611,448
		23,069,848
Software - 0.4%
Lightspeed Commerce Inc Subordinate Voting Shares (United States) (b)(c)	41,860	632,923
Lumine Group Inc Subordinate Voting Shares (b)(d)	287,300	6,689,601
TECSYS Inc	703,878	20,271,849
		27,594,373
TOTAL INFORMATION TECHNOLOGY		50,664,221

TOTAL CANADA		97,534,295
DENMARK - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Ascendis Pharma A/S ADR (b)	198,344	24,360,610
ISRAEL - 2.1%
Information Technology - 2.1%
IT Services - 1.3%
Wix.com Ltd (b)	611,368	102,171,820
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (b)	108,549	20,114,129
Software - 0.5%
Cellebrite DI Ltd (b)	2,269,097	41,184,111
TOTAL ISRAEL		163,470,060
ITALY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	444,781	31,360,599
JAPAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (b)	1,275,146	26,574,043
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.4%
Merus NV (b)(c)	486,512	24,291,544
ProQR Therapeutics NV (b)	600,192	2,100,672
		26,392,216
Pharmaceuticals - 0.2%
Pharvaris NV (b)	728,094	18,107,698
TOTAL NETHERLANDS		44,499,914
SWEDEN - 0.4%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Autoliv Inc	205,367	19,074,487
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	889,104	10,514,485
TOTAL SWEDEN		29,588,972
THAILAND - 0.8%
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Fabrinet (b)	272,881	65,756,135
UNITED KINGDOM - 0.8%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Games Workshop Group PLC	142,406	21,961,600
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	994,544	26,544,379
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd Class D (b)(e)(f)	1,942,800	7,941,305
Health Care - 0.1%
Biotechnology - 0.1%
Autolus Therapeutics PLC ADR (b)	2,571,371	8,665,520
TOTAL UNITED KINGDOM		65,112,804
UNITED STATES - 90.7%
Communication Services - 1.0%
Entertainment - 0.3%
IMAX Corp (b)(c)	975,254	23,698,672
Interactive Media & Services - 0.5%
Cars.com Inc (b)	1,470,468	23,512,783
Reddit Inc Class B (b)	140,130	16,717,509
		40,230,292
Media - 0.2%
TechTarget Inc (b)	603,626	17,471,955
TOTAL COMMUNICATION SERVICES		81,400,919

Consumer Discretionary - 10.5%
Diversified Consumer Services - 2.1%
Duolingo Inc Class A (b)	218,531	64,023,027
Grand Canyon Education Inc (b)	228,695	31,356,371
H&R Block Inc	344,975	20,605,357
Stride Inc (b)(c)	288,360	26,898,221
Udemy Inc (b)	956,783	7,501,179
Universal Technical Institute Inc (b)(c)	619,300	10,305,152
		160,689,307
Hotels, Restaurants & Leisure - 2.2%
Brinker International Inc (b)	648,422	66,599,424
Cava Group Inc (b)	197,668	26,400,538
Dutch Bros Inc Class A (b)	664,043	21,993,103
Kura Sushi USA Inc Class A (b)(c)	326,675	32,608,699
Red Rock Resorts Inc Class A	439,385	22,610,752
		170,212,516
Household Durables - 2.2%
Champion Homes Inc (b)	266,100	23,478,003
Installed Building Products Inc	38,459	8,341,756
KB Home	364,249	28,593,547
Lovesac Co/The (b)(c)(g)	1,199,015	34,963,277
Newell Brands Inc	1,531,349	13,475,871
SharkNinja Inc	391,279	36,079,837
TopBuild Corp (b)	66,975	23,667,626
		168,599,917
Specialty Retail - 3.8%
Abercrombie & Fitch Co Class A (b)	312,124	41,134,822
Boot Barn Holdings Inc (b)	550,395	68,551,698
Chewy Inc Class A (b)(c)	1,375,627	37,100,660
Fanatics Inc Class A (b)(e)(f)	726,062	53,518,030
Group 1 Automotive Inc (c)	132,663	48,331,784
Murphy USA Inc	57,126	27,903,195
Valvoline Inc (b)	391,465	15,768,210
		292,308,399
Textiles, Apparel & Luxury Goods - 0.2%
Crocs Inc (b)	219,016	23,614,305
TOTAL CONSUMER DISCRETIONARY		815,424,444

Consumer Staples - 2.3%
Consumer Staples Distribution & Retail - 2.2%
Casey's General Stores Inc	62,574	24,655,407
Sprouts Farmers Market Inc (b)	639,611	82,145,242
US Foods Holding Corp (b)	1,085,982	66,950,790
		173,751,439
Food Products - 0.1%
Simply Good Foods Co/The (b)	253,547	8,534,392
TOTAL CONSUMER STAPLES		182,285,831

Energy - 1.9%
Energy Equipment & Services - 1.3%
Cactus Inc Class A	641,606	38,040,820
ChampionX Corp	455,113	12,843,289
Expro Group Holdings NV (b)	942,405	12,015,664
Liberty Energy Inc Class A	707,468	12,076,479
Tidewater Inc (b)	131,953	7,926,416
Weatherford International PLC	176,041	13,907,239
		96,809,907
Oil, Gas & Consumable Fuels - 0.6%
Antero Resources Corp (b)	872,133	22,570,802
Northern Oil & Gas Inc	750,420	27,202,725
		49,773,527
TOTAL ENERGY		146,583,434

Financials - 8.0%
Banks - 0.9%
Eastern Bankshares Inc	1,797,790	29,357,911
Pinnacle Financial Partners Inc	369,743	38,989,399
		68,347,310
Capital Markets - 3.2%
Bridge Investment Group Holdings Inc Class A	409,605	4,456,502
Houlihan Lokey Inc Class A	236,810	40,913,664
Perella Weinberg Partners (f)	2,039,500	41,259,085
Perella Weinberg Partners Class A	501,400	10,143,322
Piper Sandler Cos	60,100	17,046,764
StepStone Group Inc Class A	1,019,357	61,293,936
Stifel Financial Corp	631,359	65,421,420
WisdomTree Inc (c)	865,485	8,957,770
		249,492,463
Consumer Finance - 0.5%
FirstCash Holdings Inc	251,604	26,033,466
PROG Holdings Inc	438,210	19,136,631
		45,170,097
Financial Services - 1.4%
Flywire Corp (b)	2,187,976	38,114,542
HA Sustainable Infrastructure Capital Inc (c)	813,542	28,465,835
Walker & Dunlop Inc	378,398	41,385,389
		107,965,766
Insurance - 2.0%
Baldwin Insurance Group Inc/The Class A (b)	1,456,432	67,374,544
Selective Insurance Group Inc	92,763	8,424,735
Stewart Information Services Corp	337,221	23,200,805
Trupanion Inc (b)	966,220	52,929,532
		151,929,616
TOTAL FINANCIALS		622,905,252

Health Care - 24.5%
Biotechnology - 11.9%
ADMA Biologics Inc (b)	1,066,664	17,397,290
Aerovate Therapeutics Inc (e)(f)(i)	552,120	2,732,414
Allogene Therapeutics Inc (b)	1,566,967	4,003,601
ALX Oncology Holdings Inc (b)	326,999	467,609
AnaptysBio Inc (b)	625,155	13,522,103
Annexon Inc (b)	1,331,756	9,748,454
Apogee Therapeutics Inc (b)	280,400	14,592,016
Arcellx Inc (b)	577,625	48,676,459
Arrowhead Pharmaceuticals Inc (b)	869,070	16,712,216
Astria Therapeutics Inc (b)	1,354,456	15,142,818
Avidity Biosciences Inc (b)	499,742	21,119,097
Blueprint Medicines Corp (b)	228,588	20,003,736
Boundless Bio Inc (b)	32,896	96,056
Boundless Bio Inc (h)	262,971	767,876
CareDx Inc (b)(c)	394,400	8,728,072
Cargo Therapeutics Inc (b)	638,531	12,451,355
Cargo Therapeutics Inc (f)	292,094	5,695,833
Celldex Therapeutics Inc (b)	476,804	12,425,512
Cogent Biosciences Inc (b)	1,058,000	12,156,420
Crinetics Pharmaceuticals Inc (b)	891,815	49,905,967
Cytokinetics Inc (b)	539,339	27,506,289
Day One Biopharmaceuticals Inc (b)(c)	1,321,200	19,448,064
Denali Therapeutics Inc (b)	614,814	15,960,571
Dyne Therapeutics Inc (b)	662,136	19,109,245
GlycoMimetics Inc (e)(f)(g)(i)	12,099,897	3,554,224
Insmed Inc (b)	556,110	37,415,081
Janux Therapeutics Inc (b)	644,638	34,804,006
Keros Therapeutics Inc (b)	376,835	21,871,503
Kiniksa Pharmaceuticals International Plc Class A (b)(c)	491,515	11,103,324
Korro Bio Inc (b)(c)	51,600	2,967,000
Legend Biotech Corp ADR (b)	194,067	8,736,896
Madrigal Pharmaceuticals Inc (b)(c)	136,166	35,313,290
Monte Rosa Therapeutics Inc (b)(c)	620,976	5,278,296
MoonLake Immunotherapeutics Class A (b)	144,354	6,700,913
Neurogene Inc (b)(c)	288,922	12,715,457
Nurix Therapeutics Inc (b)	330,376	8,120,642
Nuvalent Inc Class A (b)	512,712	45,369,885
ORIC Pharmaceuticals Inc (b)(c)	262,348	2,460,824
Oruka Therapeutics Inc	375,205	10,505,740
Oruka Therapeutics Inc (f)	128,838	3,607,464
Perspective Therapeutics Inc (b)	1,164,200	13,749,202
REVOLUTION Medicines Inc (b)	715,217	38,264,110
Scholar Rock Holding Corp (b)	47,900	1,362,276
Spyre Therapeutics Inc (b)	386,053	12,558,304
Tango Therapeutics Inc (b)	1,254,105	6,816,061
Tyra Biosciences Inc (b)(c)	1,213,933	20,248,402
Upstream Bio Inc (c)	925,729	22,958,079
Vaxcyte Inc (b)	748,035	79,553,522
Vericel Corp (b)	827,737	36,453,537
Viking Therapeutics Inc (b)(c)	438,582	31,814,738
Viridian Therapeutics Inc (b)	1,054,475	22,745,026
Zenas Biopharma Inc (c)	480,500	10,203,418
Zentalis Pharmaceuticals Inc (b)	734,934	2,006,370
		917,626,663
Health Care Equipment & Supplies - 6.1%
AtriCure Inc (b)(c)	524,843	17,414,291
Bioventus Inc (b)	470,939	6,390,642
Ceribell Inc	907,540	23,859,227
Glaukos Corp (b)	481,894	63,730,482
Insulet Corp (b)	103,600	23,986,508
Integer Holdings Corp (b)(c)	202,150	25,117,138
Lantheus Holdings Inc (b)	615,504	67,606,959
Masimo Corp (b)	261,995	37,729,900
Merit Medical Systems Inc (b)	366,990	36,207,233
NeuroPace Inc (b)(c)	180,773	1,165,985
Penumbra Inc (b)	93,555	21,411,933
PROCEPT BioRobotics Corp (b)(c)	676,770	60,909,300
Pulmonx Corp (b)	1,493,472	9,334,200
RxSight Inc (b)	485,019	24,571,063
TransMedics Group Inc (b)(c)	628,488	51,517,161
		470,952,022
Health Care Providers & Services - 4.6%
Alignment Healthcare Inc (b)	833,700	10,337,880
Astrana Health Inc (b)	495,713	26,659,445
BrightSpring Health Services Inc (b)	3,845,686	57,569,919
Ensign Group Inc/The	468,335	72,587,243
GeneDx Holdings Corp Class A (b)(c)	278,100	22,717,989
Guardant Health Inc (b)	318,787	6,975,060
HealthEquity Inc (b)	688,897	58,728,469
LifeStance Health Group Inc (b)	2,924,502	19,623,408
Option Care Health Inc (b)	147,046	3,387,940
Pennant Group Inc/The (b)	1,006,722	32,184,902
Privia Health Group Inc (b)	1,005,273	18,456,812
Surgery Partners Inc (b)	959,223	27,625,622
		356,854,689
Health Care Technology - 0.5%
Doximity Inc Class A (b)	434,800	18,148,552
Evolent Health Inc Class A (b)(c)	564,301	13,176,428
Schrodinger Inc/United States (b)(c)	337,581	5,939,738
		37,264,718
Life Sciences Tools & Services - 0.2%
Veterinary Emergency Group (b)(e)	190,561	12,350,258
Pharmaceuticals - 1.2%
Axsome Therapeutics Inc (b)(c)	132,100	11,760,863
Corcept Therapeutics Inc (b)(c)	551,273	26,995,839
Elanco Animal Health Inc (b)	279,516	3,533,082
Enliven Therapeutics Inc (b)(c)	715,135	19,916,510
Enliven Therapeutics Inc (f)	266,907	7,433,360
Rapport Therapeutics Inc (b)	54,258	1,330,948
Structure Therapeutics Inc ADR (b)	199,379	8,204,446
Third Harmonic Bio Inc (b)	271,638	3,745,888
WaVe Life Sciences Ltd (b)	942,800	12,925,788
		95,846,724
TOTAL HEALTH CARE		1,890,895,074

Industrials - 21.9%
Aerospace & Defense - 0.8%
BWX Technologies Inc	129,131	15,721,699
Leonardo DRS Inc (b)	537,300	16,156,611
Rocket Lab USA Inc Class A (b)(c)	923,600	9,882,520
V2X Inc (b)	276,300	17,020,080
		58,780,910
Building Products - 3.2%
AZEK Co Inc/The Class A (b)	898,988	39,555,472
AZZ Inc	641,636	48,879,830
CSW Industrials Inc	95,597	33,755,301
Fortune Brands Innovations Inc	674,384	56,196,420
Tecnoglass Inc	554,216	37,980,422
UFP Industries Inc	258,680	31,646,911
		248,014,356
Commercial Services & Supplies - 1.5%
ACV Auctions Inc Class A (b)	1,357,864	23,477,469
Brink's Co/The	175,618	18,051,774
GEO Group Inc/The (b)	2,325,254	35,297,356
HNI Corp	403,127	19,866,099
Montrose Environmental Group Inc (b)	30,800	812,195
Viad Corp (b)	579,300	21,688,992
		119,193,885
Construction & Engineering - 3.9%
Comfort Systems USA Inc	106,359	41,590,623
Construction Partners Inc Class A (b)	94,700	7,455,731
Dycom Industries Inc (b)	293,945	51,243,432
Fluor Corp (b)	1,711,126	89,457,667
Sterling Infrastructure Inc (b)	503,331	77,739,473
Valmont Industries Inc	114,548	35,702,321
		303,189,247
Electrical Equipment - 1.7%
Acuity Brands Inc	171,073	51,439,940
NEXTracker Inc Class A (b)	719,122	28,635,438
nVent Electric PLC	450,268	33,576,485
Sunrun Inc (b)(c)	1,136,387	16,420,792
		130,072,655
Machinery - 3.4%
Crane Co	238,157	37,457,333
Esab Corp	299,706	36,875,826
Federal Signal Corp	310,674	25,341,678
Gates Industrial Corp PLC (b)	1,588,766	30,742,622
ITT Inc	342,536	47,996,144
Mueller Industries Inc	820,343	67,243,516
REV Group Inc	660,931	17,514,672
		263,171,791
Marine Transportation - 0.3%
Kirby Corp (b)	222,781	25,566,348
Professional Services - 2.8%
CACI International Inc (b)	98,930	54,664,761
Cbiz Inc (b)	301,876	20,808,313
ExlService Holdings Inc (b)	2,040,101	85,011,009
First Advantage Corp (b)(c)	1,544,060	27,978,367
KBR Inc	407,134	27,282,049
Upwork Inc (b)	28,400	385,103
Verra Mobility Corp Class A (b)(c)	137,714	3,576,433
		219,706,035
Trading Companies & Distributors - 4.3%
Applied Industrial Technologies Inc	420,266	97,329,403
FTAI Aviation Ltd (c)	874,933	117,625,993
GMS Inc (b)	415,377	37,338,239
Herc Holdings Inc	206,663	43,221,500
Xometry Inc Class A (b)(c)	1,804,113	35,504,943
		331,020,078
TOTAL INDUSTRIALS		1,698,715,305

Information Technology - 14.2%
Communications Equipment - 0.3%
Lumentum Holdings Inc (b)	403,340	25,761,326
Electronic Equipment, Instruments & Components - 4.9%
Advanced Energy Industries Inc	445,444	48,344,037
Badger Meter Inc	98,700	19,744,935
Belden Inc	320,203	36,461,516
Coherent Corp (b)	332,082	30,697,660
Crane NXT Co	199,919	10,849,604
Insight Enterprises Inc (b)	435,457	76,170,139
OSI Systems Inc (b)	323,510	42,771,257
PAR Technology Corp (b)(c)	538,261	31,752,016
TD SYNNEX Corp	512,160	59,077,656
Vontier Corp	559,548	20,748,040
		376,616,860
IT Services - 0.4%
Kyndryl Holdings Inc (b)	1,328,231	30,403,208
Semiconductors & Semiconductor Equipment - 1.8%
Aehr Test Systems (b)(c)	554,369	7,805,515
Credo Technology Group Holding Ltd (b)	404,700	15,257,190
Impinj Inc (b)	131,000	24,888,690
MACOM Technology Solutions Holdings Inc (b)	365,284	41,057,922
Onto Innovation Inc (b)	136,573	27,086,523
Veeco Instruments Inc (b)(c)	808,995	23,282,876
		139,378,716
Software - 6.8%
Agilysys Inc (b)	89,606	8,964,184
Algolia Inc (b)(e)(f)	234,640	4,479,278
Alkami Technology Inc (b)	1,003,085	36,722,942
Clear Secure Inc Class A (c)	933,600	34,337,808
CommVault Systems Inc (b)	278,720	43,533,277
Convoy Inc warrants (b)(e)(f)	59,855	1
CyberArk Software Ltd (b)(c)	98,685	27,288,376
Intapp Inc (b)	852,698	42,779,859
Life360 Inc (b)	474,966	20,361,792
Monday.com Ltd (b)	231,461	68,019,444
nCino Inc (b)	644,310	24,032,763
Progress Software Corp	112,600	7,216,534
Q2 Holdings Inc (b)(c)	344,768	29,188,059
SEMrush Holdings Inc Class A (b)	1,702,719	22,322,646
SPS Commerce Inc (b)	300,014	49,502,310
Tenable Holdings Inc (b)	1,233,939	48,876,324
Varonis Systems Inc (b)	411,350	20,719,700
Vertex Inc Class A (b)(c)	903,908	37,521,221
Weave Communications Inc (b)	285,519	4,002,975
		529,869,493
TOTAL INFORMATION TECHNOLOGY		1,102,029,603

Materials - 4.6%
Chemicals - 2.0%
Aspen Aerogels Inc (b)(c)	656,385	11,709,908
Axalta Coating Systems Ltd (b)	1,545,733	58,614,195
Cabot Corp	524,018	56,504,861
Element Solutions Inc	927,027	25,122,432
		151,951,396
Construction Materials - 0.5%
Eagle Materials Inc	133,757	38,182,273
Metals & Mining - 1.5%
ATI Inc (b)	883,777	46,583,885
Carpenter Technology Corp	487,765	72,920,868
		119,504,753
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp	477,754	47,249,871
TOTAL MATERIALS		356,888,293

Real Estate - 1.6%
Hotel & Resort REITs - 0.6%
Ryman Hospitality Properties Inc	418,757	44,827,937
Industrial REITs - 0.1%
Terreno Realty Corp	248,782	14,914,480
Real Estate Management & Development - 0.9%
Compass Inc Class A (b)	8,129,208	51,620,471
Landbridge Co LLC Class A (c)	261,797	14,686,812
		66,307,283
TOTAL REAL ESTATE		126,049,700

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Sunnova Energy International Inc (b)(c)	2,067,182	12,547,794
TOTAL UNITED STATES		7,035,725,649
TOTAL COMMON STOCKS (Cost $5,831,065,556)		7,606,553,438

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (e)(f)	1,379,633	1,446,269
Information Technology - 0.0%
Software - 0.0%
Convoy Inc 15% 9/30/2026 (e)(f)	398,614	0
TOTAL UNITED STATES		1,446,269
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,778,247)		1,446,269

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
UNITED STATES - 1.3%
Health Care - 0.4%
Biotechnology - 0.4%
Bright Peak Therapeutics Inc. Series B (b)(e)(f)	1,079,522	1,748,826
Bright Peak Therapeutics Inc. Series C (e)(f)	2,205,558	2,514,336
Caris Life Sciences Inc Series D (b)(e)(f)	780,603	2,482,318
Endeavor BioMedicines Inc Series C (e)(f)	556,156	3,993,200
LifeMine Therapeutics Inc Series C (b)(e)(f)	2,048,403	1,515,818
Oruka Therapeutics Inc (f)	51	1,428,000
Sonoma Biotherapeutics Inc Series B (b)(e)(f)	2,370,360	6,826,637
Sonoma Biotherapeutics Inc Series B1 (b)(e)(f)	1,264,171	4,108,556
T-Knife Therapeutics Inc Series B (b)(e)(f)	1,097,257	1,492,270
Treeline Biosciences Series A (b)(e)(f)	115,000	944,149
		27,054,110
Health Care Technology - 0.0%
Wugen Inc Series B (b)(e)(f)	326,496	1,374,548
TOTAL HEALTH CARE		28,428,658

Industrials - 0.6%
Construction & Engineering - 0.6%
Beta Technologies Inc Series A (b)(e)(f)	278,129	31,837,427
Beta Technologies Inc Series B, 6% (b)(e)(f)	85,106	11,298,672
		43,136,099
Information Technology - 0.3%
Communications Equipment - 0.1%
Astranis Space Technologies Corp (b)(e)(f)	87,241	1,118,429
Astranis Space Technologies Corp Series C (b)(e)(f)	557,717	7,149,932
Astranis Space Technologies Corp Series D (e)(f)	139,151	1,301,062
		9,569,423
IT Services - 0.0%
Yanka Industries Inc Series E (b)(e)(f)	869,641	3,243,761
Yanka Industries Inc Series F (b)(e)(f)	127,716	763,742
		4,007,503
Software - 0.2%
Algolia Inc Series D (b)(e)(f)	53,800	1,027,042
Convoy Inc Series D (b)(e)(f)	913,444	9
Lyte Ai Inc (e)(f)	97,800	1,237,170
Mountain Digital Inc Series D (b)(e)(f)	729,676	10,463,554
Skyryse Inc Series B (b)(e)(f)	62,100	1,364,958
		14,092,733
TOTAL INFORMATION TECHNOLOGY		27,669,659

TOTAL UNITED STATES		99,234,416
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $132,851,786)		99,234,416

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.87	43,235,229	43,243,876
Fidelity Securities Lending Cash Central Fund (j)(k)	4.87	359,654,759	359,690,725
TOTAL MONEY MARKET FUNDS (Cost $402,934,600)			402,934,601

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $6,368,630,189)	8,110,168,724
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(349,349,982)
NET ASSETS - 100.0%	7,760,818,742

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,689,601 or 0.1% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $230,901,679 or 2.8% of net assets.

(g)	Affiliated company
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $767,876 or 0.0% of net assets.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aerovate Therapeutics Inc	10/30/24	3,279,997

Algolia Inc	10/27/21	6,862,059

Algolia Inc Series D	7/23/21	1,573,384

Astranis Space Technologies Corp	4/05/23	1,912,404

Astranis Space Technologies Corp Series C	3/19/21	12,225,675

Astranis Space Technologies Corp Series D	4/25/24	1,300,004

Beta Technologies Inc Series A	4/09/21	20,378,512

Beta Technologies Inc Series B, 6%	4/04/22	8,780,386

Bright Peak Therapeutics Inc. Series B	5/14/21	4,216,613

Bright Peak Therapeutics Inc. Series C	5/07/24	2,500,000

Cargo Therapeutics Inc	5/28/24	4,965,598

Caris Life Sciences Inc Series D	5/11/21	6,322,884

Convoy Inc 15% 9/30/2026	3/24/23	398,614

Convoy Inc Series D	10/30/19	12,368,032

Convoy Inc warrants	3/24/23	0

Endeavor BioMedicines Inc Series C	4/22/24	3,628,695

Enliven Therapeutics Inc	3/19/24	3,736,698

Fanatics Inc Class A	8/13/20 - 3/22/21	12,874,623

GlycoMimetics Inc	10/28/24	1,500,000

LifeMine Therapeutics Inc Series C	2/15/22	4,171,757

Lyte Ai Inc	8/13/24	1,240,701

Mountain Digital Inc Series D	11/05/21	16,757,228

Oruka Therapeutics Inc	9/12/24	1,173,000

Oruka Therapeutics Inc	9/12/24	2,963,274

Perella Weinberg Partners	12/29/20	20,395,000

Skyryse Inc Series B	10/21/21	1,532,626

Sonoma Biotherapeutics Inc Series B	7/26/21	4,684,542

Sonoma Biotherapeutics Inc Series B1	7/26/21	3,747,635

Starling Bank Ltd Class D	6/18/21 - 4/05/22	3,728,430

T-Knife Therapeutics Inc Series B	6/30/21	6,329,856

Treeline Biosciences Series A	7/30/21	900,163

Veterinary Emergency Group	9/16/21 - 3/17/22	9,370,442

Wugen Inc 10% 6/14/2025	6/14/24	1,379,633

Wugen Inc Series B	7/09/21	2,531,944

Yanka Industries Inc Series E	5/15/20	10,504,568

Yanka Industries Inc Series F	4/08/21	4,071,177

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	52,503,286	430,341,703	439,601,113	319,963	-	-	43,243,876	0.1%
Fidelity Securities Lending Cash Central Fund	277,060,862	538,011,701	455,381,838	334,998	-	-	359,690,725	1.5%
Total	329,564,148	968,353,404	894,982,951	654,961	-	-	402,934,601

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
GlycoMimetics Inc	-	1,500,000	-	-	-	2,054,224	3,554,224
Lovesac Co/The	32,890,851	-	76,832	-	16,684	2,132,574	34,963,277
Total	32,890,851	1,500,000	76,832	-	16,684	4,186,798	38,517,501

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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